Document and Entity Information	May 01, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001521332
Document Type	8-K
Document Period End Date	May 01, 2020
Entity Registrant Name	Aptiv PLC
Entity Incorporation State Country Code	Y9
Entity File Number	001-35346
Entity Tax Identification Number	98-1029562
Entity Address, Address Line One	5 Hanover Quay
Entity Address, Address Line Two	Grand Canal Dock
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	D02 VY79
Entity Address, Country	IE
City Area Code	353-1
Local Phone Number	259-7013
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares. $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
Euro Denominated Senior Notes 1.500 Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2025
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes 4.25 Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Senior Notes due 2026
Trading Symbol	APTV
Security Exchange Name	NYSE
Eurodenominated Senior Notes 1.600 Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes 4.35 Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.350% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes 4.400 Due 2046 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
Senior Notes 5.40 Due 2049 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE